Share-based compensation - Schedule of Expenses Arising from Share-based Payment Transactions (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	SFr 62.6	SFr 71.5	SFr 31.8
Share-based compensation	66.6	57.5	27.3
LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	61.5	51.9	24.4
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	SFr 1.0	SFr 19.6	SFr 7.4